SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2019
Basis Of Consolidation [Abstract]
Schedule of Subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2019. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal USA LLC	United States	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.01%
Acindar Industria Argentina de Aceros S.A.	Argentina	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%	[1]
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
ArcelorMittal Italia S.p.A.	Italy	94.45%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P.("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd	Liberia	85.00%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih	Ukraine	95.13%

1.	On July 1, 2019, ArcelorMittal Atlantique et Lorraine S.A.S. was merged into ArcelorMittal France S.A.S.

The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2019	% of non-controlling interests and non- controlling voting rights at December 31, 2018	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2019	Non-controlling interests at December 31, 2019	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2018	Non-controlling interests at December 31, 2018	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2017
AMSA	South Africa	30.78%	30.78%	(98)	74	29	170	(124)
Sonasid[1]	Morocco	67.57%	67.57%	—	103	2	107	3
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	(5)	185	15	182	10
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	28	141	28	136	25
Hera Ermac[2]	Luxembourg	—	—	—	801	—	797	—
AMMC	Canada	15.00%	15.00%	114	486	91	484	91
Arceo	Belgium	62.86%	62.86%	3	154	4	158	4
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	18	(250)	(2)	(268)	(11)
Other				3	268	14	256	9
Total				63	1,962	181	2,022	7

1.
Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles. ArcelorMittal controls Nouvelles Sidérurgies Industrielles on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. Nouvelles Sidérurgies Industrielles holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in Nouvelles Sidérurgies Industrielles.

2.	Hera Ermac - The non-controlling interests correspond to the equity component of the mandatory convertible bonds maturing on January 29, 2021 (see note 11.2).

Schedule of Business Combinations
The table below summarizes the final acquisition-date fair value of the assets acquired and liabilities assumed in respect of Münker, AMSF and the former Ilva business in 2019:

	Münker	AMSF	Ilva
Current assets	22	262	1,156
Property, plant and equipment	34	600	1,118
Intangible assets	11	19	267
Other non-current assets	—	252	369
Total assets acquired	67	1,133	2,910
Deferred tax liabilities	(8)	(45)	(74)
Other liabilities	(14)	(792)	(1,113)
Total liabilities acquired	(22)	(837)	(1,187)
Net assets acquired	45	296	1,723
Non-controlling interests	—	—	—
Consideration paid, net	46	—	52
Consideration payable	5	328	1,490
Goodwill/(bargain purchase gain)	6	32	(181)

Schedule of Significant Divestments
The table below summarizes the significant divestments:

	2019		2018		2017
	ArcelorMittal Italia remedies	Global Chartering Limited	Frýdek Místek	Votorantim remedies	AMTBA	Downstream Solutions Europe	Georgetown
Cash and cash equivalents	—	—	—	—	13	—	—
Other current assets	1,386	14	48	40	46	38	—
Property, plant and equipment	178	517	35	48	55	2	4
Other assets	11	21	—	—	10	17	—
Total assets	1,575	552	83	88	124	57	4
Current liabilities	1,046	229	31	4	52	18	1
Other long-term liabilities	241	311	4	—	7	12	2
Total liabilities	1,287	540	35	4	59	30	3
Total net assets	288	12	48	84	65	27	1
Assigned receivables	404	—	—	—	—	—	—
% of net assets sold	100%	50%	100%	100%	100%	100%	100%
Total net assets disposed of	692	6	48	84	65	27	1
Cash consideration received, net of escrow deposit and cash disposed	518	(4)	39	26	65	6	19
Consideration receivable	174	6	10	58
Reclassification of foreign exchange reserves	72	33	15	—	—	21	—
Gain on disposal	72	29	16	—	—	—	18

Details of Assets and Liabilities Held for Sale
The table below provides the details for the entities classified as held for sale at December 31, 2018. The ArcelorMittal Italia remedies were disposed during 2019 as disclosed in note 2.3.1.

	December 31, 2018
	ArcelorMittal Italia remedies	Steelton	Total
Current Assets:
Cash and cash equivalents	10	—	10
Trade accounts receivable, prepaid expenses and other current assets	291	28	319
Inventories	1,011	23	1,034
Total Current Assets	1,312	51	1,363
Non-current Assets:
Property, plant and equipment	638	78	716
Other assets	32	—	32
Total Non-current Assets	670	78	748
Total Assets	1,982	129	2,111

Current Liabilities:
Trade accounts payables, accrued expenses and other liabilities	542	21	563
Total Current Liabilities	542	21	563
Non-current Liabilities:
Long-term debt	77	—	77
Other long-term liabilities	164	17	181
Total Non-current Liabilities	241	17	258
Total Liabilities	783	38	821

Investments Accounted for Under the Equity Method
The carrying amounts of the Company’s investments accounted for under the equity method were as follows:

	December 31,
Category	2019	2018
Joint ventures	2,586	1,011
Associates	2,859	2,871
Individually immaterial joint ventures and associates[1]	1,084	1,024
Total	6,529	4,906
1.
Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2019 and 2018, and none of them have a carrying value exceeding 100 at December 31, 2019 and 2018.
Joint Ventures
The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2019
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation [1]	India	United States	China	Poland	Turkey
Principal Activity	Integrated flat steel producer [5,6]	Automotive steel finishing	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]
Ownership and voting rights at December 31, 2019	60.00%	50.00%	50.00%	50.00%	50.00%
Current assets	2,318	1,604	313	171	508	4,914
of which cash and cash equivalents	444	62	81	75	106	768
Non-current assets	6,295	1,282	637	580	267	9,061
Current liabilities	5,922	984	485	183	378	7,952
of which trade and other payables and provisions	670	144	226	139	274	1,453
Non-current liabilities	189	764	147	244	49	1,393
of which trade and other payables and provisions	46	—	—	26	49	121
Net assets	2,502	1,138	318	324	348	4,630
Company's share of net assets	1,501	569	159	162	174	2,565
Adjustments for differences in accounting policies and other	48	6	—	—	(33)	21
Carrying amount in the statements of financial position	1,549	575	159	162	141	2,586
Revenue	—	3,504	772	499	1,141	5,916
Depreciation and amortization	—	(63)	(31)	(37)	(24)	(155)
Interest income	2	2	1	—	1	6
Interest expense	(10)	(48)	(23)	(7)	(19)	(107)
Income tax benefit (expense)	(83)	—	(22)	(7)	(10)	(122)
Profit (loss) from continuing operations	(116)	156	10	28	19	97
Total comprehensive income (loss)	(116)	156	10	28	19	97
Cash dividends received by the Company	—	57	—	9	12	78

1.	The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.

2.	Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2019; voting interest was 48.01% at December 31, 2019.

3.	The non-current liabilities include 42 deferred tax liability.

4.	Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.

5.	Adjustments in AMNS India correspond to transaction costs incurred to set up the joint venture.

6.	Includes AMNS Luxembourg, AMNS India and intermediate holding entities.

	December 31, 2018
Joint Ventures	Calvert	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation[1]	United States	China	Poland	Turkey
Principal Activity	Automotive steel finishing	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]
Ownership and voting rights at December 31, 2018	50.00%	50.00%	50.00%	50.00%
Current assets	1,490	329	205	519	2,543
of which cash and cash equivalents	76	85	90	67	318
Non-current assets	1,282	688	540	282	2,792
Current liabilities	824	491	208	398	1,921
of which trade and other payables and provisions	173	180	176	263	792
Non-current liabilities	853	217	226	49	1,345
of which trade and other payables and provisions	—	—	22	—	22
Net assets	1,095	309	311	354	2,069
Company's share of net assets	548	156	156	177	1,037
Adjustments for differences in accounting policies and other	6	—	—	(32)	(26)
Carrying amount in the statements of financial position	554	156	156	145	1,011
Revenue	3,295	625	467	1,328	5,715
Depreciation and amortization	(62)	(32)	(31)	(22)	(147)
Interest income	1	1	—	2	4
Interest expense	(40)	(26)	(4)	(20)	(90)
Income tax benefit (expense)	—	(1)	(8)	(18)	(27)
Profit (loss) from continuing operations	312	5	30	6	353
Other comprehensive income (loss)	—	—	3	1	4
Total comprehensive income (loss)	312	5	33	7	357
Cash dividends received by the Company	48	—	4	34	86
1. The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.

2.	Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2018; voting interest was 48.01% at December 31, 2018.

3.	The non-current liabilities include 43 deferred tax liability.

4.	Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.

	December 31, 2017
Joint Ventures	Calvert	Macsteel	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation[1]	United States	Netherlands	China	Poland	Turkey
Principal Activity	Automotive steel finishing	Steel trading and shipping	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]
Ownership and voting rights at December 31, 2017	50.00%	50.00%	49.00%	50.00%	45.33%	Ownership and voting rights % at **
Current assets	1,135	739	283	158	519	2,834
of which cash and cash equivalents	13	95	71	57	7	243
Non-current assets	1,303	389	754	476	296	3,218
Current liabilities	612	404	449	132	357	1,954
of which trade and other payables and provisions	118	235	190	118	244	905
Non-current liabilities	947	43	277	189	46	1,502
of which trade and other payables and provisions	—	3	—	20	—	23
Net assets	879	681	311	313	412	2,596
Company's share of net assets	440	341	152	156	187	1,276
Adjustments for differences in accounting policies and other	6	(3)	—	—	(30)	(27)
Carrying amount in the statements of financial position	446	338	152	156	157	1,249
Revenue	2,870	2,775	489	330	1,234	7,698
Depreciation and amortization	(62)	(1)	(30)	(27)	(22)	(142)
Interest income	—	14	1	—	1	16
Interest expense	(35)	(10)	(28)	4	(12)	(81)
Income tax benefit (expense)	—	(5)	—	(7)	(20)	(32)
Profit (loss) from continuing operations	270	31	5	42	65	413
Other comprehensive income (loss)	—	2	—	(1)	(1)	—
Total comprehensive income (loss)	270	33	5	41	64	413
Cash dividends received by the Company	20	—	—	4	30	54

1.
The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic and Macsteel whose countries of operation are mainly the United States, the United Arab Emirates and China.

2.	The non-current liabilities include 40 deferred tax liability.

3.	Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.

Associates
The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2019
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland	Total
Financial statements reporting date	June 30, 2019	September 30, 2019	September 30, 2019	December 31, 2019
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2019	37.02%	33.43%	35.00%	25.70%
Current assets	2,920	1,385	2,062	479	6,846
Non-current assets	1,797	2,794	1,628	2,403	8,622
Current liabilities	1,837	402	1,038	663	3,940
Non-current liabilities	150	979	795	891	2,815
Non-controlling interests	44	122	218	—	384
Net assets attributable to equity holders of the parent	2,686	2,676	1,639	1,328	8,329
Company's share of net assets	994	895	574	341	2,804
Adjustments for differences in accounting policies and other	—	43	(49)	7	1
Other adjustments[2]	5	27	22	—	54
Carrying amount in the statements of financial position	999	965	547	348	2,859
Revenue	3,102	1,795	3,724	454	9,075
Profit (loss) from continuing operations	249	(116)	82	(72)	143
Other comprehensive income (loss)	—	8	(7)	—	1
Total comprehensive income (loss)	249	(108)	75	(72)	144
Cash dividends received by the Company	57	—	13	—	70

1.	The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.

2.
Other adjustments correspond to the difference between the carrying amount at December 31, 2019 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.

3.
The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.

4.	Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.

5.	Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill.

	December 31, 2018
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland	Total
Financial statements reporting date	June 30, 2018	September 30, 2018	September 30, 2018	December 31, 2018
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2018	37.02%	33.43%	35.00%	28.76%
Current assets	2,516	1,528	2,183	390	6,617
Non-current assets	1,443	3,062	1,526	1,949	7,980
Current liabilities	1,426	480	1,134	399	3,439
Non-current liabilities	35	1,005	677	694	2,411
Non-controlling interests	45	136	219	—	400
Net assets attributable to equity holders of the parent	2,453	2,969	1,679	1,246	8,347
Company's share of net assets	908	992	588	358	2,846
Adjustments for differences in accounting policies and other	—	27	(52)	22	(3)
Other adjustments[2]	44	(4)	(12)	—	28
Carrying amount in the statements of financial position	952	1,015	524	380	2,871
Revenue	3,370	1,959	3,544	320	9,193
Profit (loss) from continuing operations	474	20	60	(98)	456
Other comprehensive income (loss)	—	5	(37)	—	(32)
Total comprehensive income (loss)	474	25	23	(98)	424
Cash dividends received by the Company	92	5	16	—	113

1.	The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.

2.
Other adjustments correspond to the difference between the carrying amount at December 31, 2018 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.

3.
The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies, and is mainly linked to property, plant and equipment, inventory and pension.

4.	Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.

5.	Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill.

	December 31, 2017
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland	Total
Financial statements reporting date	June 30, 2017	September 30, 2017	September 30, 2017	December 31, 2017
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2017	39.02%	33.43%	35.00%	31.07%
Current assets	1,737	1,699	1,967	355	5,758
Non-current assets	1,336	3,096	1,372	1,698	7,502
Current liabilities	1,261	555	889	302	3,007
Non-current liabilities	119	1,121	446	531	2,217
Non-controlling interests	23	136	220	—	379
Net assets attributable to equity holders of the parent	1,670	2,983	1,784	1,220	7,657
Company's share of net assets	652	997	624	379	2,652
Adjustments for differences in accounting policies and other	—	32	(54)	23	1
Other adjustments[2]	183	22	(4)	—	201
Carrying amount in the statements of financial position	835	1,051	566	402	2,854
Revenue	2,944	1,773	2,862	341	7,920
Profit (loss) from continuing operations	275	(4)	122	(20)	373
Other comprehensive income (loss)	(1)	(5)	(9)	—	(15)
Total comprehensive income (loss)	274	(9)	113	(20)	358
Cash dividends received by the Company	49	—	18	—	67

1.	The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.

2.
Other adjustments correspond to the difference between the carrying amount at December 31, 2017 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.

3.
The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies, and is mainly linked to property, plant and equipment, inventory and pension.

4.	Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.
Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill.
Other Associates and Joint Ventures that are Not Individually Material
The Company has interests in a number of other joint ventures and associates, none of which are regarded as individually material. The following table summarizes the financial information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2019			December 31, 2018
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	304	780	1,084	310	714	1,024
Share of:
Income from continuing operations	26	87	113	8	80	88
Other comprehensive income (loss)	1	2	3	(5)	2	(3)
Total comprehensive income	27	89	116	3	82	85

Other Investments
Other investments include those investments in equity instruments for which the Company does not have significant influence. The Company irrevocably elected to present the changes in fair value of such equity instruments, which are not held for trading, in other comprehensive income, because these investments are held as long-term strategic investments that are not expected to be sold in the short to medium term. Other investments include the following:

	December 31,
	2019	2018
Erdemir	642	577
Stalprodukt S.A.	57	101
Powercell Sweden	23	12
Gerdau	—	115
Others	50	50
Investments in equity instruments at FVOCI	772	855

Income (Loss) from Investments in Associates, Joint Ventures and Other Investments
Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year Ended December 31,
	2019	2018	2017
Share in net earnings of equity-accounted companies	252	567	537
Impairment charges	—	(132)	(26)
Gain (loss) on disposal	(4)	126	(117)
Dividend income	99	91	54
Total	347	652	448